Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
1
July 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — 96.7%
Banks — 4.3%
1,328,386 Bank of America Corp. .......... $ 62,792,806
279,518 JP Morgan Chase & Co. ......... 82,804,413
145,597,219
Communication Services — 9.9%
698,932 Alphabet, Inc. - Class C .......... 134,796,026
111,651 Live Nation Entertainment, Inc.(a) .. 16,490,853
156,728 Meta Platforms, Inc. - Class A ..... 121,219,704
59,506 Spotify Technology SA(a) ......... 37,282,889
119,600 Take-Two Interactive Software, Inc.(a) 26,638,508
336,427,980
Consumer Discretionary — 7.6%
588,499 Amazon.com, Inc.(a) ............ 137,773,501
207,779 Dollarama , Inc. ................ 28,398,663
108,551 Hilton Worldwide Holdings, Inc. ... 29,100,352
150,246 Light & Wonder, Inc.(a) ......... 14,471,695
5,797 MercadoLibre , Inc.(a) ........... 13,761,440
221,235 O'Reilly Automotive, Inc.(a) ...... 21,751,825
141,876 Wyndham Hotels & Resorts, Inc. ... 12,201,336
257,458,812
Consumer Staples — 4.8%
465,992 Alimentation Couche-Tard, Inc. .... 24,214,365
217,741 BJ's Wholesale Club Holdings, Inc.(a) 23,058,772
53,693 Costco Wholesale Corp. ......... 50,452,090
345,157 US Foods Holding Corp.(a) ....... 28,761,933
381,090 Walmart, Inc. ................. 37,339,198
163,826,358
Energy — 2.2%
468,124 ConocoPhillips ................ 44,630,942
872,862 Schlumberger NV .............. 29,502,736
74,133,678
Financial Services — 11.2%
210,070 Apollo Global Management, Inc. ... 30,527,372
605,944 Brookfield Corp. ............... 40,628,545
128,904 Fiserv, Inc.(a) ................. 17,909,922
300,840 Intercontinental Exchange, Inc. .... 55,604,257
75,404 MSCI, Inc. ................... 42,328,789
326,790 Nasdaq, Inc. .................. 31,443,734
5,796 Partners Group Holding AG ...... 7,791,545
74,047 S&P Global, Inc. ............... 40,807,302
170,035 Tradeweb Markets, Inc. - Class A ... 23,558,349
260,133 Visa, Inc. - Class A ............. 89,868,148
380,467,963
Health Care — 10.9%
223,692 AbbVie, Inc. .................. 42,282,262
747,206 Avantor , Inc.(a) ................ 10,042,449
371,607 Boston Scientific Corp.(a) ........ 38,989,006
141,598 Cencora , Inc. ................. 40,508,356
188,448 Cooper Cos., Inc. (The)(a) ........ 13,321,389
Shares Value
Health Care (continued)
150,226 Danaher Corp. ................ $ 29,618,558
38,499 IDEXX Laboratories, Inc.(a) ...... 20,570,401
65,681 Intuitive Surgical, Inc.(a) ......... 31,598,472
66,564 McKesson Corp. ............... 46,164,797
35,501 Medpace Holdings, Inc.(a) ........ 15,166,027
108,421 STERIS Plc ................... 24,556,272
78,772 Straumann Holding AG .......... 9,597,574
65,712 Thermo Fisher Scientific, Inc. ...... 30,732,188
64,161 UnitedHealth Group, Inc. ........ 16,012,019
369,159,770
Industrials — 10.9%
456,865 API Group Corp.(a) ............ 16,479,121
482,856 Ashtead Group Plc ............. 32,260,268
178,736 Booz Allen Hamilton Holding Corp. 19,183,735
93,039 BWX Technologies, Inc. .......... 14,135,415
58,738 Carlisle Cos., Inc. .............. 20,834,956
114,759 Clean Harbors, Inc.(a) ........... 27,061,320
441,180 Copart , Inc.(a) ................ 19,998,689
303,608 Core & Main, Inc. - Class A(a) .... 19,321,613
87,609 Eaton Corp. Plc ................ 33,704,935
72,857 Equifax, Inc. .................. 17,502,437
174,844 Howmet Aerospace, Inc. ......... 31,431,706
84,127 Northrop Grumman Corp. ....... 48,508,469
43,787 Saia, Inc.(a) ................... 13,234,183
458,506 TransUnion ................... 43,645,186
199,047 UL Solutions, Inc. - Class A ....... 14,554,317
371,856,350
Information Technology — 29.3%
663,515 Apple, Inc. ................... 137,725,809
201,013 Applied Materials, Inc. ........... 36,194,401
12,169 ASM International NV .......... 5,890,497
44,777 ASML Holding NV ............. 31,033,759
199,802 Bentley Systems, Inc. - Class B ..... 11,584,520
300,061 Broadcom, Inc. ................ 88,127,916
26,895 Cadence Design Systems, Inc.(a) ... 9,805,110
1,554,554 CCC Intelligent Solutions Holdings,
Inc.(a) ................... 15,032,537
118,851 CDW Corp. .................. 20,725,237
6,189 Constellation Software, Inc. ....... 21,351,871
116,833 Entegris , Inc. .................. 9,166,717
408,615 Fortinet, Inc.(a) ................ 40,820,639
92,462 Gartner, Inc.(a) ................ 31,312,256
147,020 Keysight Technologies, Inc.(a) ..... 24,098,048
69,241 Manhattan Associates, Inc.(a) ...... 15,209,478
427,636 Microsoft Corp. ............... 228,143,806
71,386 Motorola Solutions, Inc. ......... 31,337,026
59,152 Nice Ltd. - ADR(a) ............. 9,230,670
1,138,009 NVIDIA Corp. ................ 202,417,661
27,117 ServiceNow , Inc.(a) ............. 25,574,585
994,782,543

Old Westbury Funds, Inc.
All Cap Core Fund
Portfolio of Investments
- (Continued)
2
July 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Insurance — 0.5%
295,702 Ryan Specialty Holdings, Inc. ...... $ 18,094,005
Materials — 1.5%
279,905 CRH Plc ..................... 26,716,932
78,118 Sherwin-Williams Co. (The) ....... 25,847,684
52,564,616
Real Estate — 1.3%
142,861 CBRE Group, Inc. - Class A(a) .... 22,249,172
105,643 Prologis, Inc. REIT ............. 11,280,559
41,997 SBA Communications Corp. REIT . 9,437,566
42,967,297
Utilities — 2.3%
348,912 Ameren Corp. ................. 35,285,470
485,181 NextEra Energy, Inc. ............ 34,476,962
41,773 NRG Energy, Inc. .............. 6,984,446
76,746,878
Total Common Stocks
(Cost $1,859,275,646)
3,284,083,469
EXCHANGE-TRADED FUNDS
(b)
— 1.7%
420,489 iShares MSCI EAFE ETF ........ 36,801,197
54,048 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 6,926,251
152,044 SPDR S&P Regional Banking ETF . 9,131,763
71,441 Utilities Select Sector SPDR Fund .. 6,120,351
Total Exchange-Traded Funds
(Cost $59,431,394)
58,979,562
INVESTMENT COMPANY — 1.7%
56,986,214 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 4.19%(c) 56,986,214
Total Investment Company
(Cost $56,986,214)
56,986,214
TOTAL INVESTMENTS — 100.1%
(Cost $1,975,693,254)
$ 3,400,049,245
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(2,760,152)
NET ASSETS — 100.0%
$ 3,397,289,093
(a) Non-income producing security.
(b) A copy of the underlying funds’ financial statements is available upon request.
(c) The rate shown represents the current yield as of July 31, 2025.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country: Market Value
Market Value as
a percentage of
Net Assets
United States ................. $ 2,988,936,448 88.0%
Canada ..................... 114,593,444 3.4
Sweden ..................... 37,282,889 1.1
Netherlands .................. 36,924,256 1.1
Ireland ..................... 33,704,935 1.0
United Kingdom .............. 32,260,268 0.9
Switzerland .................. 17,389,119 0.5
Uruguay .................... 13,761,440 0.4
Israel ....................... 9,230,670 0.3
Other
*
...................... 113,205,624 3.3
$ 3,397,289,093 100.0%
* Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.